NOVEMBER 14, 2023
SUPPLEMENT TO
HARTFORD FIXED INCOME FUNDS PROSPECTUS
DATED MARCH 1, 2023, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.
Timothy D. Haney, CFA announced his plan to retire and withdraw from the partnership of Wellington Management Company LLP’s parent company, and effective December 31, 2024, he will no longer serve as a portfolio manager for each of The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, and Hartford Sustainable Municipal Bond Fund. Brad W. Libby will remain as a portfolio manager for each of The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, and Hartford Sustainable Municipal Bond Fund. Effective immediately, Elizabeth J. Kleinerman, CFA is added as a portfolio manager for each of The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, and Hartford Sustainable Municipal Bond Fund. Accordingly, the following changes are being made to the above referenced Statutory Prospectus:
(1) Effective immediately, under the heading “The Hartford Municipal Opportunities Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Brad W. Libby	Managing Director and Fixed Income Portfolio Manager/Credit Analyst	2012
Timothy D. Haney, CFA*	Senior Managing Director and Fixed Income Portfolio Manager	2012
Elizabeth J. Kleinerman, CFA	Managing Director and Fixed Income Portfolio Manager	2021
*
Timothy D. Haney, CFA announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective December 31, 2024, he will no longer serve as a portfolio manager for the Fund. Mr. Haney’s portfolio management responsibilities will transition to Brad W. Libby in the months leading up to his departure.
(2) Effective immediately, under the heading “Hartford Municipal Short Duration Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Brad W. Libby	Managing Director and Fixed Income Portfolio Manager/Credit Analyst	2015
Timothy D. Haney, CFA*	Senior Managing Director and Fixed Income Portfolio Manager	2015
Elizabeth J. Kleinerman, CFA	Managing Director and Fixed Income Portfolio Manager	2021
*
Timothy D. Haney, CFA announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective December 31, 2024, he will no longer serve as a portfolio manager for the Fund. Mr. Haney’s portfolio management responsibilities will transition to Brad W. Libby in the months leading up to his departure.
(3) Effective immediately, under the heading “Hartford Sustainable Municipal Bond Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Brad W. Libby	Managing Director and Fixed Income Portfolio Manager/Credit Analyst	2015
Timothy D. Haney, CFA*	Senior Managing Director and Fixed Income Portfolio Manager	2015
Elizabeth J. Kleinerman, CFA	Managing Director and Fixed Income Portfolio Manager	2021
*
Timothy D. Haney, CFA announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective December 31, 2024, he will no longer serve as a portfolio manager for the Fund. Mr. Haney’s portfolio management responsibilities will transition to Brad W. Libby in the months leading up to his departure.
(4) Under each of the headings “The Investment Manager and Sub-Adviser - Portfolio Managers - Municipal Opportunities Fund,” “The Investment Manager and Sub-Adviser - Portfolio Managers - Municipal Short Duration Fund,” and “The Investment Manager and Sub-Adviser - Portfolio Managers - Sustainable Municipal Bond Fund” in the above referenced Statutory Prospectus, the following information is added:
Effective December 31, 2024, Mr. Haney will no longer serve as a portfolio manager for the Fund.

Elizabeth J. Kleinerman, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as a portfolio manager for the Fund since 2023 and has been involved in securities analysis for the Fund since 2021. Ms. Kleinerman joined Wellington Management in 2001 and transitioned to the fixed income team in 2004.
This Supplement should be retained with your Statutory Prospectus for future reference.
HV-7637
November 2023